Segment reporting - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Asset impairment	$ 35,000
Revenue	272,014	$ 246,888
Trade receivables	$ 27,001	$ 28,750
Peru
Disclosure of operating segments [line items]
Information about major customers	two	two
Trade receivables	$ 21,058	$ 17,793
Mexico
Disclosure of operating segments [line items]
Information about major customers	two	two
Trade receivables	$ 5,943	$ 10,957
Two Customers | Mexico
Disclosure of operating segments [line items]
Revenue	$ 91,416	$ 99,947
Percentage of revenue	34.00%	40.00%
Six Customers | Peru
Disclosure of operating segments [line items]
Revenue		$ 146,941
Percentage of revenue		60.00%
First Customer
Disclosure of operating segments [line items]
Percentage of revenue		37.00%
First Customer | Peru
Disclosure of operating segments [line items]
Percentage of revenue	53.00%
First Customer | Mexico
Disclosure of operating segments [line items]
Percentage of revenue	69.00%	77.00%
Second Customer
Disclosure of operating segments [line items]
Percentage of revenue		33.00%
Second Customer | Peru
Disclosure of operating segments [line items]
Percentage of revenue	25.00%
Second Customer | Mexico
Disclosure of operating segments [line items]
Percentage of revenue	31.00%	23.00%
Seven Customers | Peru
Disclosure of operating segments [line items]
Revenue	$ 180,598
Percentage of revenue	66.00%
Yauricocha Mine
Disclosure of operating segments [line items]
Provisional pricing adjustments	$ (493)	$ 2,899
Yauricocha Mine | Peru
Disclosure of operating segments [line items]
Revenue	180,598	146,941
Bolivar Mine
Disclosure of operating segments [line items]
Provisional pricing adjustments	(221)	889
Bolivar Mine | Mexico
Disclosure of operating segments [line items]
Revenue	65,275	81,762
Cusi Mine
Disclosure of operating segments [line items]
Provisional pricing adjustments	(549)	1,180
Asset impairment	35,000
Cusi Mine | Mexico
Disclosure of operating segments [line items]
Revenue	$ 26,141	$ 18,185